SCHEDULE OF LONG TERM BORROWINGS (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Short-Term Debt [Line Items]
Total current portion		$ 324,240
Total non-current portion		1,591,723	418,784
Total		$ 1,915,963
Bank of Jiangsu [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	2.60%
Maturity date	[1]	Jun. 30, 2027
Debt description	[1]	Mr. Chuanbo Jiang
Total current portion	[1]	$ 294,764
Banks Of China Limited One [Member]
Short-Term Debt [Line Items]
Annual interest rate	[2]	2.40%
Debt description	[2]	Zhongshan Co and Mr. Chuanbo Jiang
Total current portion	[2]	$ 14,738
Maturity date, start	[2]	Nov. 21, 2026
Maturity date, end	[2]	May 21, 2027
Bank Of China Limited Two [Member]
Short-Term Debt [Line Items]
Annual interest rate	[3]	2.55%
Debt description	[3]	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd
Total current portion	[3]	$ 14,738
Maturity date, start	[3]	Nov. 21, 2026
Maturity date, end	[3]	May 21, 2027
Bank Of China Limited Three [Member]
Short-Term Debt [Line Items]
Annual interest rate	[2]	2.40%
Debt description	[2]	Zhongshan Co and Mr. Chuanbo Jiang
Maturity date, start	[2]	Nov. 21, 2027
Maturity date, end	[2]	Jun. 29, 2028
Total non-current portion	[2]	$ 722,171
Bank Of Jiangsu Four [Member]
Short-Term Debt [Line Items]
Annual interest rate	[3]	2.55%
Debt description	[3]	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd
Maturity date, start	[3]	Nov. 21, 2027
Maturity date, end	[3]	May 28, 2029
Total non-current portion	[3]	$ 722,171
Bank Of Jiangsu One [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	Jul. 01, 2027
Debt description	[1]	Mr. Chuanbo Jiang
Total non-current portion	[1]	$ 147,381	418,784
Bank Of Jiangsu One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	2.60%
Bank Of Jiangsu One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	3.75%
Bank Of China Limited [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.55%
Maturity date		May 28, 2027
Debt description		YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.
Total		$ 1,915,963	$ 418,784

[1]	In July 2025, the Company was granted the one-year credit facility by Bank of Jiangsu in the amount of RMB3.0 million (approximately $418,784) and fully drew the amount. The credit facility was guaranteed by Mr. Chuanbo Jiang. The loan originally matured in July 2026 and was renewed on its original maturity date, extending the maturity dates to June 30, 2027 and July 1, 2027. As of June 30, 2026, no repayments had been made under the loan agreements. The outstanding balance of the current portion was RMB2.0 million (approximately $294,764) due on June 30, 2027 and the non-current portion was RMB1.0 million (approximately $147,381) due on July 1, 2027.
[2]	On May 29, 2026, the Company was granted a two-year credit facility by Bank of China with amount of RMB5.0 million (approximately $736,909) and fully drew the amount. The credit facility was guaranteed by Zhongshan Co and Mr. Chuanbo Jiang. As of June 30, 2026, no repayments had been made under this loan agreement. The outstanding borrowings are RMB100,000 (approximately $14,738) due on May 21, 2027 and RMB4.9 million (approximately $722,171) due on June 29, 2028.
[3]	On May 29, 2026, the Company was granted a three-year credit facility by Bank of China with amount of RMB5.0 million (approximately $736,909) and fully drew the amount. The credit facility was guaranteed by YLAN, Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd. As of June 30, 2026, no repayments had been made under this loan agreement. The outstanding borrowings are RMB100,000 (approximately $14,738) due on May 21, 2027 and RMB4.9 million (approximately $722,171) due on May 28, 2029.